Short-term Investment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Feb. 14, 2022
Short-term Investment (Details) [Line Items]
Percentage of share holding	0.11%
Total fair value (in Dollars)	$ 86,112
Medigus Ltd [Member]
Short-term Investment (Details) [Line Items]
Ordinary shares received	27,778	27,778